Costs and expenses by nature	12 Months Ended
Dec. 31, 2021
Costs and expenses by nature
Costs and expenses by nature

(23) Costs and expenses by nature

	2021	2020	2019
Cost of sales	$68,356,654	57,707,566	51,557,351
General, selling and administrative expenses	7,127,780	6,420,397	6,116,620
	$75,484,434	64,127,963	57,673,971

Inventory consumption	$54,103,917	44,747,933	39,823,395
Wages and salaries	9,735,452	8,507,124	7,561,229
Freight	5,428,050	5,037,768	5,047,007
Maintenance	2,340,899	2,006,848	1,715,820
Other utility expenses	1,800,952	1,402,459	1,595,993
Depreciation	1,393,097	1,590,303	1,265,391
Depreciation of right-of-use assets	343,367	307,757	302,804
Leases (1)	156,612	119,592	96,825
Other	182,088	408,179	265,507
Total	$75,484,434	64,127,963	57,673,971

(1)	Leasing expense in 2021, 2020 and 2019 includes contracts classified as low value or those with terms less than twelve months.